Financial instruments - Maturity of derivative financial instruments (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Maturity of derivative financial instruments
Assets from derivative transactions	R$ 420.8	R$ 21.7
Liabilities from derivative transactions	(426.9)	R$ (231.3)
Total derivative financial instruments	(6.1)
Not yet due
Maturity of derivative financial instruments
Assets from derivative transactions	0.8
Liabilities from derivative transactions	(21.6)
Total derivative financial instruments	(20.8)
Until 6 months
Maturity of derivative financial instruments
Assets from derivative transactions	6.7
Liabilities from derivative transactions	(0.1)
Total derivative financial instruments	6.6
7 to 12 months
Maturity of derivative financial instruments
Assets from derivative transactions	2.8
Liabilities from derivative transactions	(26.8)
Total derivative financial instruments	(24.0)
1 to 5 years
Maturity of derivative financial instruments
Assets from derivative transactions	410.8
Liabilities from derivative transactions	(378.4)
Total derivative financial instruments	32.4
Up to 5 years
Maturity of derivative financial instruments
Assets from derivative transactions	(0.3)
Total derivative financial instruments	R$ (0.3)